Shareholders' Equity (Summary Of Information Regarding Restricted Share Units) (Details) (Restricted Share Units [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of RSUs outstanding	2,604
April 30, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Share Units Outstanding	74,000